Financial Statement Schedule I - STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements
Net revenues	$ 5,277,169	$ 3,476,495	$ 3,200,583
Cost of revenues	4,367,857	2,786,581	2,482,086
Gross profit	909,312	689,914	718,497
Operating expenses:
General and administrative expenses	308,942	225,597	242,783
Research and development expenses	58,407	45,167	47,045
Other operating income, net	(47,068)	(25,523)	(10,536)
Total operating expenses	718,931	469,484	459,618
Loss from operations	190,381	220,430	258,879
Other income (expenses):
Interest expense	(58,153)	(71,874)	(81,326)
Interest income	11,051	9,306	12,039
Gain (loss) on change in fair value of derivatives, net	23,785	50,001	(22,218)
Foreign exchange gain (loss)	(47,234)	(64,820)	10,370
Investment (loss) gain	18,634	(8,559)	1,929
Other income (expenses), net:	(51,917)	(85,946)	(79,206)
Income (loss) before income taxes and equity in earnings of subsidiaries	138,464	134,484	179,673
Income tax benefit (expense)	(35,844)	1,983	(42,066)
Net income attributable to Canadian Solar Inc.	95,248	146,703	171,585
Reportable Legal Entities [Member] | Parent Company
Condensed Financial Statements
Net revenues	341	2,170	4,351
Cost of revenues			4,188
Gross profit	341	2,170	163
Operating expenses:
Selling and distribution expenses	766	2,174	1,727
General and administrative expenses	9,177	49,688	29,093
Research and development expenses	182	692	462
Other operating income, net	(282)
Total operating expenses	9,843	52,554	31,282
Loss from operations	(9,502)	(50,384)	(31,119)
Other income (expenses):
Interest expense	(19,677)	(9,628)	(3,005)
Interest income	20,249	30,536	25,272
Gain (loss) on change in fair value of derivatives, net	4,043	25,341	(5,193)
Foreign exchange gain (loss)	(3,674)	13,768	(11,318)
Investment (loss) gain			(116,879)
Other income (expenses), net:	941	60,017	(111,123)
Income (loss) before income taxes and equity in earnings of subsidiaries	(8,561)	9,633	(142,242)
Income tax benefit (expense)	2,424	(34,223)	5,230
Equity in earnings of subsidiaries	101,385	171,293	308,597
Net income attributable to Canadian Solar Inc.	$ 95,248	$ 146,703	$ 171,585